Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2015 Fund - Fidelity Advisor Managed Retirement 2015 Fund - Class A
Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	16.30%
Annual Return 2014	5.50%
Annual Return 2015	(0.31%)
Annual Return 2016	6.77%
Annual Return 2017	11.76%
Annual Return 2018	(3.90%)
Annual Return 2019	14.14%
Annual Return 2020	10.61%
Annual Return 2021	5.06%
Annual Return 2022	(13.75%)